RISK MANAGEMENT - Risk Management - Regulatory (Details) - Measure Trading Risk Method - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 1,280,084	$ 924,767
Basis points of regulatory capital (as a percent)	1.41%	1.16%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 165,928	$ 189,871
Basis points of regulatory capital (as a percent)	0.52%	0.75%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 128,317	$ 162,888
Basis points of regulatory capital (as a percent)	0.72%	0.93%
Banco Commercial Av Villas S A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 58,032	$ 37,942
Basis points of regulatory capital (as a percent)	0.59%	0.41%
Corporacion Financiera Colombiana S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 173,456	$ 219,656
Basis points of regulatory capital (as a percent)	0.07%	0.12%